Consolidated Statements of Operations (Unaudited) - USD ($)	3 Months Ended		12 Months Ended
	Jan. 31, 2023	Jan. 31, 2022	Oct. 31, 2022	Oct. 31, 2021
Total Revenue	$ 344,031	$ 1,156,356	$ 3,293,293	$ 1,310,946
Less Cost of Goods Sold	(66,511)	(157,847)	(586,884)	(351,307)
Gross Profit	277,520	998,509	2,706,409	959,639
Operating Costs and Expenses:
Selling, General and Administrative	1,421,170	1,282,938	7,602,945	4,957,908
Research and Development	6,833	2,570	155,630	118,479
Impairment expense			914,091
Loss From Operations	(1,150,483)	(286,999)	(5,966,257)	(4,116,748)
Other Expense:
Interest Expense	(39,693)	(74,733)	(198,450)	(404,915)
Unrealized Gain on Series 2023 Derivative/Warrant Liability	51
Loss on Conversion of Senior Secured Note Payable			(695,342)
Net Loss	(1,190,125)	(361,732)	(6,860,049)	(4,521,663)
Deemed Dividend on Series A Convertible Preferred Stock		(48,510)	(793,175)	(110,938)
Cumulative Series A Convertible Preferred Stock Dividend Requirement		(43,300)	(111,333)	(124,980)
Net Loss Available to Common Stockholders	$ (1,190,125)	$ (453,542)	$ (7,764,557)	$ (4,757,581)
Net Loss per Common Share, Basic and Diluted	$ (0.01)	$ (0.00)	$ (0.07)	$ (0.09)
Shares Used in Computing Net Loss per Common Share, Basic and Diluted	115,160,180	96,310,387	107,724,768	54,203,375
Product [Member]
Total Revenue	$ 301,031	$ 638,606	$ 2,662,793	$ 896,324
Product Sales Related Parties [Member]
Total Revenue	18,000	17,750	30,500	362,800
Consulting Revenue [Member]
Total Revenue	$ 25,000	$ 500,000	$ 600,000	$ 51,822